Schedule II VALUATION AND QUALIFYING ACCOUNTS (Details) - Allowance for Doubtful Accounts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 98.1	$ 111.4	$ 118.6
Provisions Charged to Earnings	20.4	16.3	18.9
Write-Offs	(16.9)	(20.3)	(15.8)
Translation Adjustments	(3.2)	(10.1)	(11.5)
Reclassifications and Other	(0.2)	0.8	1.2
Balance at End of Year	$ 98.2	$ 98.1	$ 111.4